Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 6, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to each series of the Registrant with a fiscal year ended December 31, 2024 (the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

(1)The forms of prospectuses and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 205 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 25, 2025, accession number 0001683863-25- 003951.

If you have any questions or comments regarding this filing, please call Matthew Kutner of Sidley Austin LLP at 212-839-8679.

Very truly yours,

Victory Portfolios
By: /s/ Thomas Dusenberry

Thomas Dusenberry

President